FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Executive Vice President
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       January 24, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       90

Form 13F Information Table Value Total:       $295,800



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      182    10535 SH       SOLE                             10535
ADC Telecommunications Inc     COM              000886101     5720   315570 SH       SOLE                            315570
Abbott Laboratories            COM              002824100      852    17598 SH       SOLE                             17598
Acme Metals Inc                COM              004724100        0    10000 SH       SOLE                             10000
Adobe Systems Inc              COM              00724F101     3334    57300 SH       SOLE                             57300
American International Group   COM              026874107     8072    81897 SH       SOLE                             81897
Amgen Inc                      COM              031162100     4088    63940 SH       SOLE                             63940
Avery-Dennison Corp            COM              053611109      842    15350 SH       SOLE                             15350
BP Amoco PLC                   COM              055622104      964    20145 SH       SOLE                             20145
Bankamerica Corp               COM              06605F102      817    17799 SH       SOLE                             17799
BellSouth Corp                 COM              079860102     8163   199400 SH       SOLE                            199400
Bristol Myers Squibb Co        COM              110122108     8318   112505 SH       SOLE                            112505
Calpine Corporation            COM              131347106     5417   120200 SH       SOLE                            120200
Chase Manhattan Corp           COM              16161A108      467    10284 SH       SOLE                             10284
Chevron Corp                   COM              166751107     4609    54585 SH       SOLE                             54585
Cisco Systems Inc              COM              17275R102     6817   178230 SH       SOLE                            178230
Citigroup Inc                  COM              172967101     8445   165390 SH       SOLE                            165390
Coastal Corp                   COM              190441105     5238    59317 SH       SOLE                             59317
Coca Cola Co                   COM              191216100     1101    18060 SH       SOLE                             18060
Colgate Palmolive Co           COM              194162103     4848    75100 SH       SOLE                             75100
Comdisco Inc                   COM              200336105      494    43200 SH       SOLE                             43200
Comverse Technology Inc        COM              205862402     6723    61890 SH       SOLE                             61890
Costco Wholesale Corp          COM              22160K105      486    12160 SH       SOLE                             12160
Dell Computer Corp             COM              247025109     2413   138395 SH       SOLE                            138395
Dow Chemical Co                COM              260543103      330     9000 SH       SOLE                              9000
Dow Jones & Co Inc             COM              260561105     2649    46775 SH       SOLE                             46775
Duke Energy Corp               COM              264399106      230     2700 SH       SOLE                              2700
Dycom Industries Inc           COM              267475101     4455   123962 SH       SOLE                            123962
EMC Corp - Mass                COM              268648102    11154   167730 SH       SOLE                            167730
El Paso Energy Corp Del        COM              283905107     7382   103060 SH       SOLE                            103060
Equifax Inc                    COM              294429105      671    23400 SH       SOLE                             23400
Exxon Mobil Corp               COM              30231G102      932    10726 SH       SOLE                             10726
Fannie Mae                     COM              313586109     8883   102398 SH       SOLE                            102398
First Union Corp               COM              337358105      461    16572 SH       SOLE                             16572
Fleet Boston Finacial Corp     COM              339030108     6284   167300 SH       SOLE                            167300
General Electric Co            COM              369604103    10993   229316 SH       SOLE                            229316
Gillette Co                    COM              375766102      372    10300 SH       SOLE                             10300
Health Management Assoc Inc    COM              421933102      864    41642 SH       SOLE                             41642
Home Depot Inc                 COM              437076102     7189   157355 SH       SOLE                            157355
Illinois Tool Works Inc        COM              452308109      828    13900 SH       SOLE                             13900
Integrated Device Tech Inc     COM              458118106     3390   102350 SH       SOLE                            102350
Intel Corp                     COM              458140100      992    33000 SH       SOLE                             33000
International Business Machine COM              459200101     5423    63800 SH       SOLE                             63800
Ivax Corporation               COM              465823102     5649   147500 SH       SOLE                            147500
Johnson & Johnson              COM              478160104     2075    19750 SH       SOLE                             19750
Kerr-McGee Corp                COM              492386107     5306    79275 SH       SOLE                             79275
Kimberly Clark Corp            COM              494368103     7239   102405 SH       SOLE                            102405
King Pharmaceuticals Inc       COM              495582108     6130   118600 SH       SOLE                            118600
MBNA Corp                      COM              55262L100     1581    42815 SH       SOLE                             42815
McDonalds Corp                 COM              580135101      349    10270 SH       SOLE                             10270
Medtronic Inc                  COM              585055106     1648    27300 SH       SOLE                             27300
Mellon Financial Corp          COM              58551A108      713    14505 SH       SOLE                             14505
Merck & Co Inc                 COM              589331107     8396    89675 SH       SOLE                             89675
Microsoft Corp                 COM              594918104     4845   111695 SH       SOLE                            111695
Morgan J P & Co Inc            COM              616880100      331     2000 SH       SOLE                              2000
Morgan Stanley Dean Witter & C COM              617446448     7568    95490 SH       SOLE                             95490
Northern Trust Corp.           COM              665859104    10299   126275 SH       SOLE                            126275
Omnicom Group                  COM              681919106     4481    54065 SH       SOLE                             54065
Pfizer Inc                     COM              717081103     9238   200818 SH       SOLE                            200818
Philip Morris Companies Inc    COM              718154107      317     7195 SH       SOLE                              7195
Procter & Gamble Co            COM              742718109      767     9780 SH       SOLE                              9780
Quanta Services Inc            COM              74762e102     5024   156100 SH       SOLE                            156100
RSI Systems Inc                COM              749927109       21    76025 SH       SOLE                             76025
SBC Communications Inc         COM              78387G103     1910    40006 SH       SOLE                             40006
Safeway Inc                    COM              786514208      747    11950 SH       SOLE                             11950
Schering Plough Corp           COM              806605101     8828   155555 SH       SOLE                            155555
Schwab (Charles) Corp          COM              808513105      376    13250 SH       SOLE                             13250
Smith International Inc        COM              832110100      261     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      354    10638 SH       SOLE                             10638
Stryker Corp                   COM              863667101      202     4000 SH       SOLE                              4000
Sun Microsystems Inc           COM              866810104     6146   220470 SH       SOLE                            220470
SunTrust Banks Inc             COM              867914103      661    10498 SH       SOLE                             10498
Tellabs Inc                    COM              879664100     1791    31700 SH       SOLE                             31700
Tyco International LTD         COM              902124106     7164   129075 SH       SOLE                            129075
United Technologies Corp       COM              913017109     8473   107760 SH       SOLE                            107760
Veritas Software Corp          COM              923436109     3443    39350 SH       SOLE                             39350
Verizon Communications         COM              92343v104      419     8362 SH       SOLE                              8362
Wachovia Corp                  COM              929771103      407     7000 SH       SOLE                              7000
Wal-Mart Stores Inc            COM              931142103     8039   151325 SH       SOLE                            151325
Walgreen Co                    COM              931422109     1121    26800 SH       SOLE                             26800
Wells Fargo Company            COM              949746101      702    12600 SH       SOLE                             12600
Lord Abbett Growth & Income Tr                  543915607      134 12243.437000SH    SOLE                        12243.437000
Mercury US Large Cap Fund-C                     589358787      130 13190.043000SH    SOLE                        13190.043000
Putnam Investors Fd Cl A                        746809102      353 23013.660000SH    SOLE                        23013.660000
S&P Industrial 00B Roll                         29471Q283       18 18059.638900SH    SOLE                        18059.638900
S&P Industrial 00J DAF                          29471Q168       44 42758.542900SH    SOLE                        42758.542900
Select Ten 001 Roll Def Asset                   29471Q242       21 16947.445100SH    SOLE                        16947.445100
Select Ten 00A Roll Def Asset                   29471Q309       94 78666.753000SH    SOLE                        78666.753000
Select Ten 00B Roll Def Asset                   29471Q960       68 64338.841600SH    SOLE                        64338.841600
Teleglobal Turst Sr.5 Def Asse                  294710413       23 21474.696100SH    SOLE                        21474.696100